Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
SG Holdings Co. Ltd.	1,045,000	$31,267,322
Yamato Holdings Co. Ltd.	1,006,800	25,460,864

		56,728,186

Airlines — 0.1%
ANA Holdings Inc.(a)	370,900	8,954,599
Japan Airlines Co. Ltd.(a)	362,300	6,869,020

		15,823,619

Auto Components — 2.0%
Aisin Seiki Co. Ltd.	528,900	15,698,350
Bridgestone Corp.	1,746,900	61,047,265
Denso Corp.	1,414,300	66,852,886
Koito Manufacturing Co. Ltd.	341,400	20,560,940
NGK Spark Plug Co. Ltd.	494,800	8,973,069
Stanley Electric Co. Ltd.	425,200	12,518,475
Sumitomo Electric Industries Ltd.	2,461,500	28,185,385
Toyoda Gosei Co. Ltd.	212,800	5,779,426
Toyota Industries Corp.	475,500	34,382,834

		253,998,630

Automobiles — 6.3%
Honda Motor Co. Ltd.	5,320,500	146,514,656
Isuzu Motors Ltd.	1,791,100	17,485,877
Mazda Motor Corp.	1,859,200	11,000,973
Nissan Motor Co. Ltd.(a)	7,575,900	35,781,642
Subaru Corp.	2,008,200	39,923,266
Suzuki Motor Corp.	1,202,000	64,598,494
Toyota Motor Corp.	6,921,700	464,588,620
Yamaha Motor Co. Ltd.	907,800	17,498,710

		797,392,238

Banks — 4.1%
Bank of Kyoto Ltd. (The)	185,600	9,273,325
Chiba Bank Ltd. (The)	1,727,100	9,805,257
Concordia Financial Group Ltd.	3,375,300	12,008,979
Fukuoka Financial Group Inc.	561,400	10,030,095
Japan Post Bank Co. Ltd.	1,336,100	10,532,479
Mitsubishi UFJ Financial Group Inc.	39,892,580	171,583,046
Mizuho Financial Group Inc.	7,872,558	100,223,647
Resona Holdings Inc.	6,777,100	23,767,782
Shinsei Bank Ltd.	497,100	5,920,865
Shizuoka Bank Ltd. (The)	1,361,700	9,689,584
Sumitomo Mitsui Financial Group Inc.	4,260,000	123,867,850
Sumitomo Mitsui Trust Holdings Inc.	1,102,332	32,253,320

		518,956,229

Beverages — 1.2%
Asahi Group Holdings Ltd.	1,481,700	57,363,921
Coca-Cola Bottlers Japan Holdings Inc.	403,900	6,220,699
Ito En Ltd.	174,700	13,503,544
Kirin Holdings Co. Ltd.	2,684,600	58,532,132
Suntory Beverage & Food Ltd.	453,800	16,602,705

		152,223,001

Biotechnology — 0.1%
PeptiDream Inc.(a)	308,200	15,724,037

Building Products — 2.0%
AGC Inc.	630,900	21,024,958
Daikin Industries Ltd.	813,100	184,531,398
LIXIL Group Corp.	869,100	20,878,403

Security	Shares	Value

Building Products (continued)
TOTO Ltd.	460,200	$26,082,781

		252,517,540

Capital Markets — 1.1%
Daiwa Securities Group Inc.	4,703,200	20,481,641
Japan Exchange Group Inc.	1,662,900	41,199,733
Nomura Holdings Inc.	10,261,200	51,564,314
SBI Holdings Inc.	772,010	20,952,177

		134,197,865

Chemicals — 4.2%
Air Water Inc.	595,100	9,821,790
Asahi Kasei Corp.	4,094,200	37,579,082
JSR Corp.	664,200	18,376,572
Kansai Paint Co. Ltd.	578,300	17,552,812
Kuraray Co. Ltd.	1,038,000	10,312,807
Mitsubishi Chemical Holdings Corp.	4,178,400	23,140,983
Mitsubishi Gas Chemical Co. Inc.	509,800	10,824,236
Mitsui Chemicals Inc.	598,100	16,823,086
Nippon Paint Holdings Co. Ltd.	477,900	61,275,694
Nippon Sanso Holdings Corp.	491,000	8,211,978
Nissan Chemical Corp.	402,200	24,068,358
Nitto Denko Corp.	518,100	42,928,641
Shin-Etsu Chemical Co. Ltd.	1,155,800	189,926,953
Sumitomo Chemical Co. Ltd.	4,862,400	17,253,301
Teijin Ltd.	581,400	9,946,944
Toray Industries Inc.	4,525,700	24,569,636
Tosoh Corp.	842,700	13,302,174

		535,915,047

Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	793,600	14,886,422
Secom Co. Ltd.	685,200	68,306,440
Sohgo Security Services Co. Ltd.	233,800	12,533,608
Toppan Printing Co. Ltd.	845,300	11,551,690

		107,278,160

Construction & Engineering — 0.6%
Kajima Corp.	1,457,500	19,191,057
Obayashi Corp.	2,109,000	18,607,337
Shimizu Corp.	1,802,700	13,709,337
Taisei Corp.	622,900	22,042,685

		73,550,416

Construction Materials — 0.1%
Taiheiyo Cement Corp.	386,200	10,392,493

Consumer Finance — 0.0%
Acom Co. Ltd.	1,308,800	6,288,265

Diversified Financial Services — 0.6%
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,325,100	6,087,009
ORIX Corp.	4,288,100	63,864,007
Tokyo Century Corp.	140,500	9,310,525

		79,261,541

Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	4,201,000	99,309,182

Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	2,102,700	25,357,423
Chugoku Electric Power Co. Inc. (The)	946,300	12,042,581
Kansai Electric Power Co. Inc. (The)	2,277,900	20,868,644
Kyushu Electric Power Co. Inc.	1,224,400	10,344,727
Tohoku Electric Power Co. Inc.	1,395,500	11,710,021

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Tokyo Electric Power Co. Holdings Inc.(a)	4,716,300	$12,302,408

		92,625,804

Electrical Equipment — 2.3%
Fuji Electric Co. Ltd.	414,100	14,733,263
Mitsubishi Electric Corp.	5,956,300	87,595,167
Nidec Corp.	1,459,500	186,225,342

		288,553,772

Electronic Equipment, Instruments & Components — 6.9%
Azbil Corp.	402,800	18,097,511
Hamamatsu Photonics KK	457,800	25,771,144
Hirose Electric Co. Ltd.	107,958	15,281,324
Hitachi Ltd.	3,158,700	120,138,137
Ibiden Co. Ltd.	344,800	16,169,475
Keyence Corp.	595,304	304,231,601
Kyocera Corp.	1,047,500	59,901,630
Murata Manufacturing Co. Ltd.	1,874,700	164,125,019
Omron Corp.	605,800	54,784,886
Shimadzu Corp.	719,800	25,920,393
TDK Corp.	422,900	59,698,758
Yokogawa Electric Corp.	745,200	13,178,123

		877,298,001

Entertainment — 2.6%
Capcom Co. Ltd.	287,300	16,200,662
Koei Tecmo Holdings Co. Ltd.	147,700	7,861,280
Konami Holdings Corp.	304,400	15,968,046
Nexon Co. Ltd.	1,588,000	48,047,375
Nintendo Co. Ltd.	365,200	207,544,972
Square Enix Holdings Co. Ltd.	299,900	18,435,474
Toho Co. Ltd.	361,900	15,340,187

		329,397,996

Equity Real Estate Investment Trusts (REITs) — 1.3%
Daiwa House REIT Investment Corp.	6,450	15,544,330
GLP J-REIT	12,349	18,699,661
Japan Real Estate Investment Corp.	4,295	22,324,527
Japan Retail Fund Investment Corp.	8,494	13,562,704
Nippon Building Fund Inc.	4,820	26,671,206
Nippon Prologis REIT Inc.	6,840	21,482,618
Nomura Real Estate Master Fund Inc.	13,836	18,045,514
Orix JREIT Inc.	8,466	12,665,509
United Urban Investment Corp.	9,578	10,838,686

		159,834,755

Food & Staples Retailing — 1.7%
Aeon Co. Ltd.	2,134,200	63,550,141
Cosmos Pharmaceutical Corp.	65,300	11,272,117
Kobe Bussan Co. Ltd.	400,200	13,970,060
Lawson Inc.	163,700	7,425,567
Seven & i Holdings Co. Ltd.	2,458,980	78,126,116
Sundrug Co. Ltd.	232,400	9,761,803
Tsuruha Holdings Inc.	119,600	17,525,658
Welcia Holdings Co. Ltd.	307,900	12,386,867

		214,018,329

Food Products — 1.4%
Ajinomoto Co. Inc.	1,523,400	31,855,897
Calbee Inc.	284,100	8,405,164
Kikkoman Corp.	473,700	29,482,743
MEIJI Holdings Co. Ltd.	373,756	26,452,355
NH Foods Ltd.	268,800	11,484,095
Nisshin Seifun Group Inc.	651,875	10,608,793

Security	Shares	Value

Food Products (continued)
Nissin Foods Holdings Co. Ltd.	210,500	$17,401,199
Toyo Suisan Kaisha Ltd.	289,500	14,242,484
Yakult Honsha Co. Ltd.	418,700	19,976,336
Yamazaki Baking Co. Ltd.	385,800	6,408,109

		176,317,175

Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,214,000	23,331,153
Toho Gas Co. Ltd.	238,700	15,634,821
Tokyo Gas Co. Ltd.	1,227,300	27,594,389

		66,560,363

Health Care Equipment & Supplies — 3.2%
Asahi Intecc Co. Ltd.	637,800	23,395,684
Hoya Corp.	1,226,700	163,638,427
Olympus Corp.	3,802,900	82,294,355
Sysmex Corp.	546,500	57,283,577
Terumo Corp.	2,106,900	83,791,075

		410,403,118

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	610,100	12,228,329
Medipal Holdings Corp.	594,800	11,197,242
Suzuken Co. Ltd.	220,840	8,450,267

		31,875,838

Health Care Technology — 1.1%
M3 Inc.	1,439,700	132,848,654

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Holdings Co. Japan Ltd.	219,400	10,667,543
Oriental Land Co. Ltd.	652,800	111,215,459

		121,883,002

Household Durables — 4.4%
Casio Computer Co. Ltd.	634,000	11,400,144
Iida Group Holdings Co. Ltd.	477,680	9,610,862
Panasonic Corp.	7,206,515	76,885,619
Rinnai Corp.	117,500	13,724,766
Sekisui Chemical Co. Ltd.	1,161,200	20,078,097
Sekisui House Ltd.	2,011,000	36,218,250
Sharp Corp.	698,600	9,379,430
Sony Corp.	4,115,500	382,995,080

		560,292,248

Household Products — 0.8%
Lion Corp.	726,200	17,187,836
Pigeon Corp.	377,200	16,856,888
Unicharm Corp.	1,317,000	63,946,018

		97,990,742

Industrial Conglomerates — 0.4%
Keihan Holdings Co. Ltd.	314,000	14,800,384
Toshiba Corp.	1,262,200	35,369,440

		50,169,824

Insurance — 2.5%
Dai-ichi Life Holdings Inc.	3,520,900	55,527,404
Japan Post Holdings Co. Ltd.	5,140,000	38,088,497
Japan Post Insurance Co. Ltd.	730,300	12,186,257
MS&AD Insurance Group Holdings Inc.	1,452,640	42,280,148
Sompo Holdings Inc.	1,096,550	42,168,933
T&D Holdings Inc.	1,744,900	20,398,304
Tokio Marine Holdings Inc.	2,061,900	102,625,375

		313,274,918

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.6%
Kakaku.com Inc.	438,500	$12,317,108
LINE Corp.(a)	117,600	6,067,495
Z Holdings Corp.	8,658,400	54,553,525

		72,938,128

Internet & Direct Marketing Retail — 0.4%
Mercari Inc.(a)	280,400	12,853,627
Rakuten Inc.	2,809,100	31,492,092
ZOZO Inc.	354,100	8,842,737

		53,188,456

IT Services — 2.5%
Fujitsu Ltd.	641,800	89,276,519
GMO Payment Gateway Inc.	133,348	18,721,791
Itochu Techno-Solutions Corp.	313,300	11,071,786
NEC Corp.	845,900	45,671,705
Nomura Research Institute Ltd.	1,045,612	35,346,749
NTT Data Corp.	2,041,400	27,172,987
Obic Co. Ltd.	228,100	51,340,273
Otsuka Corp.	342,500	16,619,995
SCSK Corp.	170,000	10,156,797
TIS Inc.	727,800	14,503,653

		319,882,255

Leisure Products — 1.2%
Bandai Namco Holdings Inc.	652,098	59,597,161
Sega Sammy Holdings Inc.	564,700	7,944,521
Shimano Inc.	242,100	57,439,981
Yamaha Corp.	437,600	25,011,709

		149,993,372

Machinery — 5.8%
Amada Co. Ltd.	1,056,200	10,189,760
Daifuku Co. Ltd.	330,300	38,327,787
FANUC Corp.	626,000	152,275,138
Harmonic Drive Systems Inc.	125,700	10,041,534
Hino Motors Ltd.	936,700	8,129,595
Hitachi Construction Machinery Co. Ltd.	351,000	9,731,393
Hoshizaki Corp.	165,400	16,385,346
Komatsu Ltd.	2,856,600	69,582,968
Kubota Corp.	3,385,900	67,230,937
Kurita Water Industries Ltd.	322,300	11,899,832
Makita Corp.	731,100	37,860,849
MINEBEA MITSUMI Inc.	1,184,700	24,699,475
MISUMI Group Inc.	926,900	29,111,460
Mitsubishi Heavy Industries Ltd.	1,045,900	23,586,035
Miura Co. Ltd.	286,200	15,068,214
Nabtesco Corp.	367,500	15,189,883
NGK Insulators Ltd.	832,900	13,251,317
NSK Ltd.	1,172,000	9,497,387
SMC Corp.	186,900	118,870,372
THK Co. Ltd.	393,200	12,160,825
Yaskawa Electric Corp.	783,300	37,784,694

		730,874,801

Marine — 0.1%
Nippon Yusen KK	495,400	10,813,046

Media — 0.4%
CyberAgent Inc.	329,800	22,613,953
Dentsu Group Inc.	705,900	23,016,639
Hakuhodo DY Holdings Inc.	766,200	11,095,296

		56,725,888

Security	Shares	Value

Metals & Mining — 0.7%
Hitachi Metals Ltd.	701,200	$10,308,699
JFE Holdings Inc.(a)	1,609,350	14,754,626
Nippon Steel Corp.(a)	2,636,170	32,271,120
Sumitomo Metal Mining Co. Ltd.	759,300	28,303,995

		85,638,440

Multiline Retail — 0.5%
Marui Group Co. Ltd.	620,400	11,340,037
Pan Pacific International Holdings Corp.	1,344,800	31,816,079
Ryohin Keikaku Co. Ltd.	778,900	16,037,385

		59,193,501

Oil, Gas & Consumable Fuels — 0.5%
ENEOS Holdings Inc.	10,014,995	34,431,798
Idemitsu Kosan Co. Ltd.	631,829	13,172,824
Inpex Corp.	3,319,300	18,589,990

		66,194,612

Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,829,500	12,861,980

Personal Products — 2.0%
Kao Corp.	1,573,000	117,784,551
Kobayashi Pharmaceutical Co. Ltd.	160,700	19,341,021
Kose Corp.	109,600	16,754,006
Pola Orbis Holdings Inc.	299,100	5,980,566
Shiseido Co. Ltd.	1,305,400	92,138,518

		251,998,662

Pharmaceuticals — 6.7%
Astellas Pharma Inc.	6,075,950	86,441,350
Chugai Pharmaceutical Co. Ltd.	2,191,900	106,026,791
Daiichi Sankyo Co. Ltd.	5,553,307	196,728,996
Eisai Co. Ltd.	822,700	62,226,180
Hisamitsu Pharmaceutical Co. Inc.	166,800	9,789,652
Kyowa Kirin Co. Ltd.	881,100	23,955,104
Nippon Shinyaku Co. Ltd.	149,000	10,659,698
Ono Pharmaceutical Co. Ltd.	1,207,000	38,232,760
Otsuka Holdings Co. Ltd.	1,274,400	51,843,729
Santen Pharmaceutical Co. Ltd.	1,164,700	19,379,089
Shionogi & Co. Ltd.	864,300	46,358,474
Sumitomo Dainippon Pharma Co. Ltd.	574,100	7,283,954
Taisho Pharmaceutical Holdings Co. Ltd.	112,400	7,157,382
Takeda Pharmaceutical Co. Ltd.	5,144,600	184,766,502

		850,849,661

Professional Services — 1.7%
Nihon M&A Center Inc.	493,900	34,576,553
Persol Holdings Co. Ltd.	579,400	10,623,954
Recruit Holdings Co. Ltd.	4,151,100	175,160,297

		220,360,804

Real Estate Management & Development — 2.2%
Aeon Mall Co. Ltd.	338,100	5,430,999
Daito Trust Construction Co. Ltd.	216,200	21,231,244
Daiwa House Industry Co. Ltd.	1,848,100	56,714,649
Hulic Co. Ltd.	974,000	9,873,105
Mitsubishi Estate Co. Ltd.	3,859,500	66,770,923
Mitsui Fudosan Co. Ltd.	3,007,000	62,908,372
Nomura Real Estate Holdings Inc.	374,900	8,125,380
Sumitomo Realty & Development Co. Ltd.	1,009,900	32,977,315
Tokyu Fudosan Holdings Corp.	2,011,400	9,760,426

		273,792,413

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 2.9%
Central Japan Railway Co.	469,200	$59,845,217
East Japan Railway Co.	986,700	61,392,564
Hankyu Hanshin Holdings Inc.	746,900	24,425,116
Keikyu Corp.	718,300	12,309,778
Keio Corp.	337,800	24,004,776
Keisei Electric Railway Co. Ltd.	422,000	14,184,704
Kintetsu Group Holdings Co. Ltd.	560,000	24,865,020
Kyushu Railway Co.	483,000	10,181,098
Nagoya Railroad Co. Ltd.	604,300	16,643,967
Nippon Express Co. Ltd.	234,500	15,697,051
Odakyu Electric Railway Co. Ltd.	962,100	29,202,076
Seibu Holdings Inc.	689,300	6,841,769
Tobu Railway Co. Ltd.	616,300	18,499,343
Tokyu Corp.	1,631,400	19,822,429
West Japan Railway Co.	530,800	24,250,599

		362,165,507

Semiconductors & Semiconductor Equipment — 2.6%
Advantest Corp.	651,300	45,345,845
Disco Corp.	94,000	29,973,627
Lasertec Corp.	243,800	25,718,533
Renesas Electronics Corp.(a)	2,527,600	22,494,489
Rohm Co. Ltd.	285,700	23,864,272
SUMCO Corp.	846,700	17,165,417
Tokyo Electron Ltd.	487,452	165,810,812

		330,372,995

Software — 0.3%
Oracle Corp. Japan	125,200	13,891,767
Trend Micro Inc.	435,700	23,691,383

		37,583,150

Specialty Retail — 2.1%
ABC-Mart Inc.	109,700	5,723,021
Fast Retailing Co. Ltd.	190,400	156,921,372
Hikari Tsushin Inc.	68,400	16,444,862
Nitori Holdings Co. Ltd.	261,400	55,726,895
Shimamura Co. Ltd.	72,300	7,488,276
USS Co. Ltd.	711,200	14,895,812
Yamada Holdings Co. Ltd.	2,370,300	11,274,695

		268,474,933

Technology Hardware, Storage & Peripherals — 1.3%
Brother Industries Ltd.	724,000	13,886,358
Canon Inc.	3,264,550	58,027,748
FUJIFILM Holdings Corp.	1,175,600	63,416,447

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Ricoh Co. Ltd.	2,192,600	$14,655,883
Seiko Epson Corp.	918,300	13,711,754

		163,698,190

Tobacco — 0.6%
Japan Tobacco Inc.	3,916,200	79,619,698

Trading Companies & Distributors — 3.5%
ITOCHU Corp.	4,396,500	116,305,397
Marubeni Corp.	5,388,200	31,443,008
Mitsubishi Corp.	4,363,800	101,818,513
Mitsui & Co. Ltd.	5,323,600	90,875,167
MonotaRO Co. Ltd.	409,000	24,985,183
Sumitomo Corp.	3,879,300	47,861,131
Toyota Tsusho Corp.	693,300	24,002,043

		437,290,442

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	165,400	9,644,037

Wireless Telecommunication Services — 4.9%
KDDI Corp.	5,263,800	150,556,543
Softbank Corp.	9,373,800	115,470,113
SoftBank Group Corp.	5,115,100	356,720,280

		622,746,936

Total Common Stocks — 99.2% (Cost: $12,367,832,587)		12,559,802,895

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	9,530,000	9,530,000

Total Short-Term Investments — 0.1% (Cost: $9,530,000)		9,530,000

Total Investments in Securities — 99.3% (Cost: $12,377,362,587)		12,569,332,895

Other Assets, Less Liabilities — 0.7%		83,979,639

Net Assets — 100.0%		$12,653,312,534

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

4

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$349	(b)	$—	$(349)	$—	$—	—	$5,683	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,320,000	5,210,000	(b)	—	—	—	9,530,000	9,530,000	978		—

					$(349)	$—	$9,530,000		$6,661		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	572	12/10/20	$96,298	$6,590,892

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,559,802,895	$—	$—	$12,559,802,895
Money Market Funds	9,530,000	—	—	9,530,000

	$12,569,332,895	$—	$—	$12,569,332,895

Derivative financial instruments(a)
Assets
Futures Contracts	$6,590,892	$—	$—	$6,590,892

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

5